UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2022

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	8.1
1 - 1.99%	2.5
2 - 2.99%	39.3
3 - 3.99%	22.5
4 - 4.99%	8.7
5 - 5.99%	3.0
6 - 6.99%	0.4
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
U.S. Government and U.S. Government Agency Obligations	125.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(25.3)%

 * Futures and Swaps – 3.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.2%
	Principal Amount	Value
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bonds 2% 11/15/41	600,000	574,406
U.S. Treasury Notes:
0.125% 7/31/22 (a)(b)(c)	$34,100,000	$34,030,734
0.875% 9/30/26	4,200,000	4,037,742
		38,642,882
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,879,621)		38,642,882

U.S. Government Agency - Mortgage Securities - 107.4%
Fannie Mae - 38.9%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (d)(e)	31,705	32,865
12 month U.S. LIBOR + 1.440% 1.82% 4/1/37 (d)(e)	7,415	7,705
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (d)(e)	58,854	61,116
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (d)(e)	5,484	5,706
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (d)(e)	19,035	19,903
12 month U.S. LIBOR + 1.550% 1.803% 5/1/44 (d)(e)	9,943	10,339
12 month U.S. LIBOR + 1.550% 1.921% 2/1/44 (d)(e)	5,711	5,910
12 month U.S. LIBOR + 1.560% 1.896% 2/1/44 (d)(e)	11,975	12,400
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (d)(e)	58,801	61,343
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (d)(e)	521	542
12 month U.S. LIBOR + 1.570% 1.936% 4/1/44 (d)(e)	31,138	32,275
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (d)(e)	11,892	12,312
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (d)(e)	8,482	8,789
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (d)(e)	17,265	18,015
12 month U.S. LIBOR + 1.620% 1.922% 3/1/33 (d)(e)	75,762	78,609
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (d)(e)	7,208	7,527
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (d)(e)	31,694	33,133
12 month U.S. LIBOR + 1.640% 1.881% 5/1/36 (d)(e)	15,829	16,585
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (d)(e)	127,305	134,058
12 month U.S. LIBOR + 1.680% 1.956% 7/1/43 (d)(e)	179,236	187,097
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (d)(e)	99,323	104,002
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (d)(e)	29,749	31,299
12 month U.S. LIBOR + 1.730% 2.002% 3/1/40 (d)(e)	62,915	65,762
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (d)(e)	22,205	23,330
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (d)(e)	49,006	51,184
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (d)(e)	196,507	205,412
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (d)(e)	65,973	69,273
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (d)(e)	489,067	513,613
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (d)(e)	307,120	321,056
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (d)(e)	12,536	13,118
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (d)(e)	88,100	92,892
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (d)(e)	34,517	36,335
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (d)(e)	167,446	175,507
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (d)(e)	21,304	22,338
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (d)(e)	31,824	32,538
12 month U.S. LIBOR + 1.850% 2.202% 4/1/36 (d)(e)	102,704	107,960
12 month U.S. LIBOR + 1.890% 2.166% 8/1/35 (d)(e)	111,408	117,262
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (d)(e)	23,477	24,844
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (d)(e)	936	970
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (d)(e)	25,309	26,283
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (d)(e)	2,077	2,149
6 month U.S. LIBOR + 1.530% 1.719% 12/1/34 (d)(e)	5,907	6,134
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (d)(e)	10,595	11,014
6 month U.S. LIBOR + 1.550% 1.697% 9/1/33 (d)(e)	158,505	164,521
6 month U.S. LIBOR + 1.550% 1.701% 10/1/33 (d)(e)	3,420	3,551
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (d)(e)	5,249	5,467
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (d)(e)	713	745
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (d)(e)	5,467	5,763
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.285% 7/1/36 (d)(e)	16,519	17,164
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (d)(e)	6,601	6,931
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (d)(e)	18,320	19,175
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (d)(e)	14,440	15,100
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.528% 7/1/34 (d)(e)	27,105	28,380
1.5% 10/1/51 to 11/1/51	4,067,300	3,774,642
2% 12/1/36 to 3/1/52	163,657,214	157,862,728
2.5% 5/1/31 to 3/1/52	191,254,383	190,497,106
3% 12/1/28 to 2/1/52	157,345,914	160,722,106
3.25% 12/1/41	13,501	14,149
3.4% 7/1/42 to 9/1/42	153,379	160,176
3.5% 5/1/36 to 1/1/51	84,042,904	87,508,318
3.65% 5/1/42 to 8/1/42	81,175	85,401
3.9% 4/1/42	15,049	15,982
4% 3/1/36 to 4/1/49	45,667,754	48,372,492
4.025% 5/1/42	18,472	19,682
4.25% 11/1/41	33,045	35,500
4.5% to 4.5% 6/1/24 to 2/1/49	20,933,952	22,479,674
5% 4/1/22 to 2/1/49	6,815,708	7,456,553
5.237% 8/1/41 (d)	368,162	401,846
5.5% 3/1/22 to 8/1/25	25,580	26,245
6% to 6% 10/1/22 to 1/1/42	3,949,101	4,465,373
6.5% 8/1/22 to 4/1/37	2,998,596	3,392,025
6.633% 2/1/39 (d)	255,646	277,271
7% to 7% 4/1/23 to 7/1/37	175,216	196,988
7.5% to 7.5% 6/1/25 to 2/1/32	100,933	111,805
8% 8/1/29 to 3/1/37	4,609	5,432
8.5% 8/1/23	1	1
		690,948,796
Freddie Mac - 25.2%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (d)(e)	51,770	53,408
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (d)(e)	33,135	34,335
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (d)(e)	17,282	17,962
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (d)(e)	56,234	58,771
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (d)(e)	109,213	113,782
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (d)(e)	227,774	238,050
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (d)(e)	53,761	56,436
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (d)(e)	718,930	753,766
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (d)(e)	11,521	12,168
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (d)(e)	12,369	13,057
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (d)(e)	50,224	52,666
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (d)(e)	369,870	387,565
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (d)(e)	272,787	286,707
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (d)(e)	100,556	106,181
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (d)(e)	133,876	141,314
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (d)(e)	35,085	37,017
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (d)(e)	97,696	103,256
12 month U.S. LIBOR + 2.020% 2.327% 4/1/38 (d)(e)	13,157	13,831
12 month U.S. LIBOR + 2.030% 2.285% 3/1/33 (d)(e)	627	652
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (d)(e)	108,748	114,397
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (d)(e)	22,573	23,706
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (d)(e)	12,538	12,863
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (d)(e)(f)	935	974
6 month U.S. LIBOR + 1.660% 1.79% 1/1/37 (d)(e)	26,364	27,533
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (d)(e)	19,272	20,066
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (d)(e)	25,894	27,099
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (d)(e)	15,485	16,273
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (d)(e)	257,988	270,245
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (d)(e)	99,246	104,074
6 month U.S. LIBOR + 2.010% 2.135% 5/1/37 (d)(e)	30,760	32,294
6 month U.S. LIBOR + 2.010% 2.135% 5/1/37 (d)(e)	40,603	42,627
6 month U.S. LIBOR + 2.020% 2.159% 6/1/37 (d)(e)	50,613	53,121
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (d)(e)	25,630	27,036
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (d)(e)	183,328	191,882
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.355% 4/1/34 (d)(e)	46,264	48,720
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (d)(e)	48,252	50,437
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.516% 3/1/35 (d)(e)	88,844	93,098
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (d)(e)	126,456	133,045
1.5% 12/1/50 to 12/1/51	7,977,453	7,403,558
2% 12/1/36 to 2/1/52	160,929,584	154,890,123
2.5% 5/1/30 to 3/1/52	98,859,604	98,300,188
3% 6/1/31 to 3/1/52	57,477,155	58,512,627
3.5% 3/1/32 to 1/1/50	53,388,359	55,824,830
3.5% 8/1/47	3,677,224	3,829,659
4% 1/1/36 to 2/1/50	42,101,463	44,654,763
4% 4/1/48	11,685	12,295
4.5% 6/1/25 to 10/1/48	12,639,522	13,632,521
5% 8/1/33 to 7/1/41	3,683,975	4,074,900
5.5% 6/1/22	379	380
6% 1/1/23 to 12/1/37	487,523	535,316
6.5% 5/1/26 to 9/1/39	574,702	658,070
7% 3/1/26 to 9/1/36	168,676	191,568
7.5% 6/1/26 to 11/1/31	5,758	6,518
8% 7/1/24 to 4/1/32	3,992	4,510
8.5% 12/1/22 to 9/1/29	4,460	4,915
		446,307,155
Ginnie Mae - 20.7%
3.5% 9/20/40 to 5/20/50	20,102,622	21,076,023
4% 7/15/39 to 6/20/49	46,997,672	49,643,427
4.5% 6/20/33 to 8/15/41	9,343,204	10,171,028
5% 12/15/32 to 4/20/48	5,816,195	6,380,307
5.5% 6/15/33 to 9/15/39	350,715	389,334
6% to 6% 10/15/30 to 5/15/40	2,834,700	3,184,390
7% to 7% 11/15/22 to 3/15/33	271,768	302,734
7.5% to 7.5% 9/15/22 to 9/15/31	84,910	92,375
8% 5/15/22 to 11/15/29	19,977	21,254
8.5% 11/15/27 to 1/15/31	3,729	4,221
9% 1/15/23	19	20
2% 1/20/52	17,202,523	16,835,163
2% 3/1/52 (g)	11,150,000	10,898,430
2% 3/1/52 (g)	6,200,000	6,060,114
2% 3/1/52 (g)	6,500,000	6,353,345
2% 3/1/52 (g)	7,300,000	7,135,295
2% 3/1/52 (g)	7,900,000	7,721,758
2% 3/1/52 (g)	7,900,000	7,721,758
2% 3/1/52 (g)	4,800,000	4,691,701
2% 3/1/52 (g)	16,100,000	15,736,747
2% 3/1/52 (g)	16,050,000	15,687,875
2.5% 7/20/51 to 12/20/51	15,843,285	15,855,263
2.5% 3/1/52 (g)	14,250,000	14,239,731
2.5% 3/1/52 (g)	7,150,000	7,144,848
2.5% 3/1/52 (g)	7,150,000	7,144,848
2.5% 3/1/52 (g)	9,550,000	9,543,118
2.5% 3/1/52 (g)	8,100,000	8,094,163
2.5% 3/1/52 (g)	7,200,000	7,194,812
2.5% 3/1/52 (g)	14,300,000	14,289,695
3% 5/15/42 to 10/20/51	35,616,869	36,361,826
3% 3/1/52 (g)	13,000,000	13,213,026
3% 3/1/52 (g)	13,750,000	13,975,316
3% 3/1/52 (g)	7,900,000	8,029,454
3% 3/1/52 (g)	12,300,000	12,501,555
3.5% 3/1/52 (g)	1,100,000	1,135,035
3.5% 3/1/52 (g)	2,900,000	2,992,364
3.5% 3/1/52 (g)	1,200,000	1,238,220
3.5% 3/1/52(g)	300,000	309,555
3.5% 3/1/52 (g)	1,700,000	1,754,145
3.5% 3/1/52 (g)	1,050,000	1,083,442
3.5% 3/1/52 (g)	200,000	206,370
3.5% 4/1/52 (g)	1,100,000	1,131,296
5.47% 8/20/59 (d)(h)	1,727	1,706
6.5% 3/20/31 to 6/15/37	89,267	100,920
		367,648,007
Uniform Mortgage Backed Securities - 22.6%
1.5% 3/1/37 (g)	2,700,000	2,627,438
1.5% 3/1/37 (g)	2,250,000	2,189,531
1.5% 3/1/37 (g)	2,300,000	2,238,188
1.5% 3/1/37 (g)	7,250,000	7,055,156
1.5% 3/1/52 (g)	10,800,000	10,011,167
1.5% 3/1/52 (g)	8,700,000	8,064,551
1.5% 3/1/52 (g)	8,700,000	8,064,551
1.5% 3/1/52 (g)	9,000,000	8,342,639
1.5% 4/1/52 (g)	2,950,000	2,730,383
2% 3/1/37 (g)	14,900,000	14,785,923
2% 3/1/37 (g)	3,800,000	3,770,906
2% 3/1/37 (g)	7,500,000	7,442,579
2% 3/1/37 (g)	4,500,000	4,465,547
2% 3/1/37 (g)	12,250,000	12,156,212
2% 4/1/37 (g)	12,250,000	12,134,677
2% 4/1/37 (g)	9,750,000	9,658,213
2% 3/1/52 (g)	22,000,000	21,091,041
2% 3/1/52 (g)	2,600,000	2,492,578
2% 3/1/52 (g)	3,600,000	3,451,261
2% 3/1/52 (g)	22,400,000	21,474,515
2% 3/1/52 (g)	21,300,000	20,419,963
2% 3/1/52 (g)	14,550,000	13,948,848
2% 4/1/52 (g)	4,050,000	3,876,341
2.5% 3/1/52 (g)	11,275,000	11,121,728
2.5% 3/1/52 (g)	3,200,000	3,156,499
2.5% 3/1/52 (g)	5,750,000	5,671,835
2.5% 3/1/52 (g)	11,900,000	11,738,231
2.5% 3/1/52 (g)	5,600,000	5,523,874
2.5% 3/1/52 (g)	6,900,000	6,806,201
2.5% 3/1/52 (g)	20,000,000	19,728,120
2.5% 3/1/52 (g)	1,000,000	986,406
2.5% 3/1/52 (g)	1,000,000	986,406
2.5% 3/1/52 (g)	22,200,000	21,898,213
2.5% 4/1/52 (g)	16,600,000	16,339,973
3% 3/1/52 (g)	4,000,000	4,039,066
3% 3/1/52 (g)	6,200,000	6,260,552
3% 3/1/52 (g)	4,100,000	4,140,042
3% 3/1/52 (g)	9,100,000	9,188,874
3% 3/1/52 (g)	8,950,000	9,037,409
3% 3/1/52 (g)	4,000,000	4,039,066
3.5% 3/1/52 (g)	10,900,000	11,226,998
3.5% 3/1/52 (g)	3,550,000	3,656,499
3.5% 3/1/52 (g)	2,850,000	2,935,499
3.5% 3/1/52 (g)	11,050,000	11,381,498
3.5% 3/1/52 (g)	4,700,000	4,840,999
3.5% 3/1/52 (g)	2,450,000	2,523,500
3.5% 3/1/52 (g)	2,000,000	2,060,000
3.5% 3/1/52 (g)	3,200,000	3,295,999
3.5% 3/1/52 (g)	3,900,000	4,016,999
3.5% 3/1/52 (g)	2,750,000	2,832,499
3.5% 3/1/52 (g)	2,600,000	2,677,999
3.5% 3/1/52 (g)	7,100,000	7,312,999
		401,916,191
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,929,639,007)		1,906,820,149

Collateralized Mortgage Obligations - 15.4%
U.S. Government Agency - 15.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.32% 4/25/24 (d)(e)	57,731	57,539
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1669% 8/25/31 (d)(e)	31,946	32,578
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9869% 2/25/32 (d)(e)	3,425	3,483
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1367% 3/18/32 (d)(e)	6,348	6,479
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1869% 4/25/32 (d)(e)	13,835	14,160
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1869% 10/25/32 (d)(e)	9,472	9,676
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9369% 1/25/32 (d)(e)	3,414	3,466
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.6369% 11/25/32 (d)(e)	241,053	241,916
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1869% 11/25/32 (d)(e)	13,550	13,868
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9131% 12/25/33 (d)(i)(j)	123,924	28,055
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.4931% 11/25/36 (d)(i)(j)	87,623	14,986
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.1169% 6/25/36 (d)(e)	2,584,517	2,638,817
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	342	348
Series 1993-207 Class H, 6.5% 11/25/23	14,798	15,134
Series 1996-28 Class PK, 6.5% 7/25/25	5,885	6,034
Series 1999-17 Class PG, 6% 4/25/29	39,665	42,629
Series 1999-32 Class PL, 6% 7/25/29	43,963	47,422
Series 1999-33 Class PK, 6% 7/25/29	33,072	35,672
Series 2001-52 Class YZ, 6.5% 10/25/31	5,638	6,086
Series 2003-28 Class KG, 5.5% 4/25/23	16,474	16,833
Series 2003-70 Class BJ, 5% 7/25/33	211,919	220,204
Series 2005-102 Class CO 11/25/35 (k)	26,393	23,906
Series 2005-64 Class PX, 5.5% 6/25/35	319,490	337,649
Series 2005-68 Class CZ, 5.5% 8/25/35	2,868,686	3,138,008
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0642% 8/25/35 (d)(j)	5,650	7,023
Series 2005-81 Class PC, 5.5% 9/25/35	73,215	80,295
Series 2006-12 Class BO 10/25/35 (k)	105,207	95,564
Series 2006-15 Class OP 3/25/36 (k)	120,813	107,750
Series 2006-37 Class OW 5/25/36 (k)	13,540	11,816
Series 2006-45 Class OP 6/25/36 (k)	37,883	33,124
Series 2006-62 Class KP 4/25/36 (k)	61,925	55,525
Series 2010-118 Class PB, 4.5% 10/25/40	2,102,057	2,254,018
Series 2012-149:
Class DA, 1.75% 1/25/43	721,180	709,639
Class GA, 1.75% 6/25/42	785,621	775,356
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	8,175	8,780
Series 1999-25 Class Z, 6% 6/25/29	36,944	39,077
Series 2001-20 Class Z, 6% 5/25/31	44,767	48,521
Series 2001-31 Class ZC, 6.5% 7/25/31	23,712	25,340
Series 2002-16 Class ZD, 6.5% 4/25/32	15,419	16,680
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3631% 11/25/32 (d)(i)(j)	50,232	4,886
Series 2003-117 Class MD, 5% 12/25/23	140,468	144,571
Series 2004-52 Class KZ, 5.5% 7/25/34	990,084	1,047,873
Series 2004-91 Class Z, 5% 12/25/34	2,211,281	2,299,247
Series 2005-117 Class JN, 4.5% 1/25/36	246,010	260,821
Series 2005-14 Class ZB, 5% 3/25/35	691,840	719,222
Series 2006-72 Class CY, 6% 8/25/26	384,755	408,302
Series 2009-59 Class HB, 5% 8/25/39	1,206,847	1,305,855
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	74,912	3,636
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4531% 12/25/36 (d)(i)(j)	61,980	12,735
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2531% 5/25/37 (d)(i)(j)	30,329	6,348
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.2713% 9/25/23 (d)(j)	744	803
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9131% 3/25/33 (d)(i)(j)	7,554	1,532
Series 2005-72 Class ZC, 5.5% 8/25/35	487,274	515,601
Series 2005-79 Class ZC, 5.9% 9/25/35	272,583	302,639
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.4988% 6/25/37 (d)(j)	28,207	52,479
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (d)(j)	42,043	78,428
Class SB, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (d)(j)	15,375	24,834
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1631% 3/25/38 (d)(i)(j)	207,623	37,110
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8631% 12/25/40 (d)(i)(j)	209,198	32,986
Class ZA, 4.5% 12/25/40	88,244	99,405
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	733,843	28,975
Series 2010-150 Class ZC, 4.75% 1/25/41	891,932	991,569
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.1069% 3/25/36 (d)(e)	1,740,506	1,785,002
Series 2010-95 Class ZC, 5% 9/25/40	1,967,692	2,180,407
Series 2011-39 Class ZA, 6% 11/25/32	146,025	161,072
Series 2011-4 Class PZ, 5% 2/25/41	286,042	309,804
Series 2011-67 Class AI, 4% 7/25/26 (i)	203,850	7,987
Series 2011-83 Class DI, 6% 9/25/26 (i)	3,238	41
Series 2012-100 Class WI, 3% 9/25/27 (i)	503,952	32,970
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4631% 12/25/30 (d)(i)(j)	90,504	3,545
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3631% 6/25/41 (d)(i)(j)	73,144	2,220
Series 2013-133 Class IB, 3% 4/25/32 (i)	204,746	7,696
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8631% 1/25/44 (d)(i)(j)	142,968	26,677
Series 2013-51 Class GI, 3% 10/25/32 (i)	168,500	11,462
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5331% 6/25/35 (d)(i)(j)	173,514	26,577
Series 2015-42 Class IL, 6% 6/25/45 (i)	889,999	170,553
Series 2015-70 Class JC, 3% 10/25/45	975,193	999,147
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	480,154	93,152
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0131% 10/25/47 (d)(i)(j)	3,922,780	659,395
Series 2018-45 Class GI, 4% 6/25/48 (i)	5,512,621	847,471
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	32,309	5,690
Series 343 Class 16, 5.5% 5/25/34 (i)	28,410	4,593
Series 348 Class 14, 6.5% 8/25/34 (d)(i)	19,938	4,243
Series 351:
Class 12, 5.5% 4/25/34 (d)(i)	14,300	2,565
Class 13, 6% 3/25/34 (i)	18,177	3,231
Series 359 Class 19, 6% 7/25/35 (d)(i)	12,267	2,406
Series 384 Class 6, 5% 7/25/37 (i)	123,990	21,711
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9911% 1/15/32 (d)(e)	2,637	2,683
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (d)(e)	3,880	3,960
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1911% 3/15/32 (d)(e)	3,889	3,972
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0911% 6/15/31 (d)(e)	6,944	7,067
Class FG, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (d)(e)	2,176	2,216
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5911% 11/15/32 (d)(e)	53,588	53,856
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0911% 2/15/33 (d)(e)	755,364	771,519
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5911% 3/15/34 (d)(e)	1,006,689	1,012,457
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4411% 5/15/37 (d)(e)	155,448	155,951
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	49,930	53,942
Series 2101 Class PD, 6% 11/15/28	23,872	25,784
Series 2121 Class MG, 6% 2/15/29	19,508	21,056
Series 2131 Class BG, 6% 3/15/29	144,866	156,662
Series 2137 Class PG, 6% 3/15/29	23,845	25,798
Series 2154 Class PT, 6% 5/15/29	38,957	42,160
Series 2162 Class PH, 6% 6/15/29	7,848	8,447
Series 2520 Class BE, 6% 11/15/32	59,907	66,280
Series 2693 Class MD, 5.5% 10/15/33	137,956	146,176
Series 2802 Class OB, 6% 5/15/34	151,184	164,321
Series 2996 Class MK, 5.5% 6/15/35	44,159	47,981
Series 3002 Class NE, 5% 7/15/35	149,118	160,794
Series 3110 Class OP 9/15/35 (k)	52,971	50,348
Series 3119 Class PO 2/15/36 (k)	147,472	131,056
Series 3121 Class KO 3/15/36 (k)	25,985	23,352
Series 3123 Class LO 3/15/36 (k)	82,761	73,710
Series 3145 Class GO 4/15/36 (k)	85,338	76,306
Series 3189 Class PD, 6% 7/15/36	127,983	143,492
Series 3225 Class EO 10/15/36 (k)	44,680	39,385
Series 3258 Class PM, 5.5% 12/15/36	56,717	62,465
Series 3415 Class PC, 5% 12/15/37	433,421	466,657
Series 3806 Class UP, 4.5% 2/15/41	257,269	272,775
Series 3832 Class PE, 5% 3/15/41	621,649	670,695
Series 3857 Class ZP, 5% 5/15/41	2,903,260	3,202,414
Series 4135 Class AB, 1.75% 6/15/42	588,100	581,083
Series 4765 Class PE, 3% 12/15/41	98,238	98,776
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	84,879	91,846
Series 2004-2862 Class NE, 5% 9/15/24	281,093	288,535
Series 2135 Class JE, 6% 3/15/29	9,803	10,514
Series 2145 Class MZ, 6.5% 4/15/29	138,552	148,307
Series 2274 Class ZM, 6.5% 1/15/31	13,787	14,699
Series 2281 Class ZB, 6% 3/15/30	28,019	30,160
Series 2303 Class ZV, 6% 4/15/31	79,683	86,529
Series 2357 Class ZB, 6.5% 9/15/31	220,555	244,063
Series 2502 Class ZC, 6% 9/15/32	27,194	30,054
Series 2519 Class ZD, 5.5% 11/15/32	39,264	42,890
Series 2546 Class MJ, 5.5% 3/15/23	3,837	3,919
Series 2601 Class TB, 5.5% 4/15/23	2,021	2,066
Series 2877 Class ZD, 5% 10/15/34	2,721,634	2,830,100
Series 2998 Class LY, 5.5% 7/15/25	53,005	56,588
Series 3007 Class EW, 5.5% 7/15/25	139,181	147,714
Series 3871 Class KB, 5.5% 6/15/41	738,203	822,369
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4089% 2/15/36 (d)(i)(j)	40,445	6,492
Series 2013-4281 Class AI, 4% 12/15/28 (i)	212,375	7,145
Series 2017-4683 Class LM, 3% 5/15/47	1,273,200	1,298,142
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0089% 8/15/47 (d)(i)(j)	2,070,768	314,341
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.5576% 8/15/24 (d)(j)	3	4
Class SD, 86.400% - 1 month U.S. LIBOR 83.9652% 8/15/24 (d)(j)	4	5
Series 2933 Class ZM, 5.75% 2/15/35	615,444	687,476
Series 2935 Class ZK, 5.5% 2/15/35	522,654	576,131
Series 2947 Class XZ, 6% 3/15/35	244,591	272,769
Series 2996 Class ZD, 5.5% 6/15/35	401,338	442,834
Series 3237 Class C, 5.5% 11/15/36	601,414	655,152
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4689% 11/15/36 (d)(i)(j)	185,526	35,780
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5589% 3/15/37 (d)(i)(j)	271,259	59,463
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5689% 4/15/37 (d)(i)(j)	391,373	77,375
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3889% 6/15/37 (d)(i)(j)	138,973	23,761
Series 3843 Class PZ, 5% 4/15/41	2,913,342	3,245,300
Series 3949 Class MK, 4.5% 10/15/34	108,127	114,862
Series 4055 Class BI, 3.5% 5/15/31 (i)	226,600	8,992
Series 4149 Class IO, 3% 1/15/33 (i)	86,869	7,802
Series 4314 Class AI, 5% 3/15/34 (i)	80,301	3,952
Series 4427 Class LI, 3.5% 2/15/34 (i)	535,161	45,188
Series 4471 Class PA 4% 12/15/40	561,047	582,246
target amortization class Series 2156 Class TC, 6.25% 5/15/29	22,266	23,701
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0063% 2/15/24 (d)(e)	4,184	4,198
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	16,170	17,399
Series 2056 Class Z, 6% 5/15/28	43,168	46,569
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,696,509	2,780,173
Series 4386 Class AZ, 4.5% 11/15/40	1,225,530	1,312,975
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	530,498	567,906
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5643% 6/16/37 (d)(i)(j)	75,737	14,108
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.6617% 7/20/37 (d)(e)	534,135	541,668
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.6417% 1/20/38 (d)(e)	140,010	141,856
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.0217% 8/20/38 (d)(e)	763,916	779,934
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0617% 9/20/38 (d)(e)	601,337	614,712
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7257% 11/16/39 (d)(e)	662,582	673,642
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6557% 12/16/39 (d)(e)	426,545	433,392
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6579% 3/20/60 (d)(e)(h)	994,673	996,854
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 7/20/60 (d)(e)(h)	6,094,835	6,084,106
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4013% 9/20/60 (d)(e)(h)	7,208,727	7,191,516
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4013% 8/20/60 (d)(e)(h)	6,338,702	6,323,909
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4813% 12/20/60 (d)(e)(h)	3,018,092	3,015,938
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 12/20/60 (d)(e)(h)	3,320,699	3,325,468
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 2/20/61 (d)(e)(h)	3,591,273	3,596,167
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5913% 2/20/61 (d)(e)(h)	5,056,032	5,061,802
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 4/20/61 (d)(e)(h)	2,831,116	2,835,676
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (d)(e)(h)	4,418,609	4,425,229
Class FC, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (d)(e)(h)	3,383,518	3,388,858
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6313% 6/20/61 (d)(e)(h)	3,995,518	4,003,163
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6513% 9/20/61 (d)(e)(h)	1,328,192	1,331,458
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 10/20/61 (d)(e)(h)	4,327,026	4,340,984
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5617% 8/20/42 (d)(e)	584,005	587,607
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 11/20/61 (d)(e)(h)	4,349,259	4,371,281
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 1/20/62 (d)(e)(h)	2,633,363	2,645,687
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 1/20/62 (d)(e)(h)	3,781,234	3,795,981
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 3/20/62 (d)(e)(h)	2,418,473	2,428,752
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (d)(e)(h)	33,940	34,124
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6213% 10/20/62 (d)(e)(h)	39,054	39,125
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4613% 3/20/63 (d)(e)(h)	48,501	48,446
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7013% 8/20/63 (d)(e)(h)	357,633	358,246
Class FD, 1 month U.S. LIBOR + 0.600% 0.7013% 8/20/63 (d)(e)(h)	796,427	797,344
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 1/20/64 (d)(e)(h)	396,174	397,225
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7013% 12/20/63 (d)(e)(h)	1,670,667	1,674,519
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6013% 6/20/64 (d)(e)(h)	1,133,581	1,135,131
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4013% 3/20/65 (d)(e)(h)	4,304	4,294
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3813% 5/20/63 (d)(e)(h)	78,379	78,128
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3013% 4/20/63 (d)(e)(h)	54,815	54,566
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5013% 12/20/62 (d)(e)(h)	28,940	28,899
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4117% 10/20/47 (d)(e)	4,348,952	4,343,515
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.5117% 11/20/48 (d)(e)	1,936,274	1,946,902
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4617% 5/20/48 (d)(e)	4,039,007	4,041,455
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (d)(e)	5,225,087	5,230,272
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (d)(e)	1,076,957	1,080,402
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.6117% 9/20/49 (d)(e)	11,458,054	11,552,998
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 0.6117% 10/20/49 (d)(e)	6,971,239	7,039,403
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.6117% 8/20/49 (d)(e)	14,634,133	14,737,320
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6766% 12/20/40 (d)(j)	745,781	811,130
Series 2010-31 Class BP, 5% 3/20/40	3,210,760	3,436,915
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	277,867	18,020
Series 2011-68 Class EC, 3.5% 4/20/41	355,791	366,020
Series 2016-69 Class WA, 3% 2/20/46	612,301	625,023
Series 2017-134 Class BA, 2.5% 11/20/46	855,826	865,545
Series 2017-153 Class GA, 3% 9/20/47	1,691,917	1,723,151
Series 2017-182 Class KA, 3% 10/20/47	1,346,371	1,372,258
Series 2018-13 Class Q, 3% 4/20/47	1,772,875	1,805,033
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	217,448	225,901
Series 2010-160 Class DY, 4% 12/20/40	1,531,597	1,591,804
Series 2010-170 Class B, 4% 12/20/40	344,173	357,773
Series 2011-69 Class GX, 4.5% 5/16/40	4,910,427	5,063,973
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	30,449	30,466
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	7,150	7,150
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	5,658,466	5,707,643
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	2,092,852	2,105,675
Series 2017-139 Class BA, 3% 9/20/47	2,975,828	3,042,526
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	7,341,666	7,480,931
Series 2004-22 Class M1, 5.5% 4/20/34	771,606	956,737
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3743% 5/16/34 (d)(i)(j)	45,592	7,042
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0743% 8/17/34 (d)(i)(j)	44,127	8,612
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.4457% 6/16/37 (d)(j)	6,285	9,982
Series 2010-116 Class QB, 4% 9/16/40	122,127	127,631
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8243% 2/16/40 (d)(i)(j)	301,751	40,372
Series 2010-169 Class Z, 4.5% 12/20/40	3,788,501	3,950,561
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 5/20/60 (d)(e)(h)	441,562	440,792
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	609,555	623,156
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(h)	74,877	78,183
Series 2010-H28 Class KA, 3.75% 12/20/60 (h)	36	36
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9383% 7/20/41 (d)(i)(j)	143,342	25,179
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5743% 6/16/42 (d)(i)(j)	165,945	29,316
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (d)(j)	112,147	113,183
Series 2013-149 Class MA, 2.5% 5/20/40	1,460,784	1,499,094
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	1,668	1,666
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	10,598	10,629
Series 2013-H08 Class MA, 3% 3/20/63 (h)	37,372	37,608
Series 2014-2 Class BA, 3% 1/20/44	3,095,374	3,157,437
Series 2014-21 Class HA, 3% 2/20/44	1,140,266	1,162,880
Series 2014-25 Class HC, 3% 2/20/44	1,953,640	1,974,085
Series 2014-5 Class A, 3% 1/20/44	1,725,614	1,742,974
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	13,324	13,394
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(h)	485,939	485,193
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.87% 5/20/66 (d)(e)(h)	11,577,343	11,511,911
Series 2017-186 Class HK, 3% 11/16/45	1,666,534	1,695,974
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (d)(e)(h)	13,195,276	13,083,619
Series 2090-118 Class XZ, 5% 12/20/39	11,863,856	13,026,849
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2429% 5/20/65 (d)(h)	118,009	121,669
		274,011,775
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $279,075,851)		274,011,775

Commercial Mortgage Securities - 0.3%
Freddie Mac floater Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 4/25/31 (d)(e)
(Cost $4,364,000)	4,364,000	4,349,561
	Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund 0.07% (l)
(Cost $170,655,688)	170,621,717	170,655,841
TOTAL INVESTMENT IN SECURITIES - 134.9%
(Cost $2,422,614,167)		2,394,480,208
NET OTHER ASSETS (LIABILITIES) - (34.9)%		(618,848,060)
NET ASSETS - 100%		$1,775,632,148

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/52	$(3,600,000)	$(3,518,776)
2.5% 3/1/52	(6,900,000)	(6,895,028)
3% 3/1/52	(6,200,000)	(6,301,597)
3% 3/1/52	(4,100,000)	(4,167,185)
3.5% 3/1/52	(8,450,000)	(8,719,131)
3.5% 4/1/52	(1,100,000)	(1,131,296)

TOTAL GINNIE MAE		(30,733,013)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(2,700,000)	(2,627,438)
1.5% 3/1/37	(2,300,000)	(2,238,188)
1.5% 3/1/37	(2,250,000)	(2,189,531)
1.5% 3/1/37	(2,700,000)	(2,627,438)
1.5% 3/1/37	(2,300,000)	(2,238,188)
1.5% 3/1/37	(2,250,000)	(2,189,531)
2% 3/1/37	(12,250,000)	(12,156,212)
2% 3/1/52	(24,000,000)	(23,008,405)
2% 3/1/52	(4,050,000)	(3,882,669)
2% 3/1/52	(8,125,000)	(7,789,305)
2% 3/1/52	(1,050,000)	(1,006,618)
2% 3/1/52	(2,500,000)	(2,396,709)
2% 3/1/52	(17,800,000)	(17,064,570)
2.5% 3/1/52	(21,000,000)	(20,714,526)
2.5% 3/1/52	(16,600,000)	(16,374,340)
3% 3/1/52	(4,000,000)	(4,039,066)
3% 3/1/52	(6,100,000)	(6,159,575)
3% 3/1/52	(8,400,000)	(8,482,038)
3% 3/1/52	(2,700,000)	(2,726,369)
3% 3/1/52	(2,200,000)	(2,221,486)
3% 3/1/52	(6,050,000)	(6,109,087)
3% 3/1/52	(2,000,000)	(2,019,533)
3% 3/1/52	(2,000,000)	(2,019,533)
3.5% 3/1/52	(16,100,000)	(16,582,997)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(168,863,352)

TOTAL TBA SALE COMMITMENTS
(Proceeds $198,993,531)		$(199,596,365)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	449	June 2022	$96,636,727	$279,001	$279,001
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	114	June 2022	14,527,875	(107,591)	(107,591)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	225	June 2022	26,613,281	(150,869)	(150,869)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	355	June 2022	55,624,063	(731,537)	(731,537)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	12	June 2022	2,231,250	(22,808)	(22,808)
TOTAL SOLD					(1,012,805)
TOTAL FUTURES CONTRACTS					$(733,804)

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

The notional amount of futures sold as a percentage of Net Assets is 5.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $193,382,505.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2027	$48,265,000	$(929,463)	$0	$(929,463)
1.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2032	16,394,000	(501,472)	0	(501,472)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Mar. 2052	3,525,000	(228,646)	0	(228,646)

TOTAL INTEREST RATE SWAPS							$(1,659,581)	$0	$(1,659,581)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,051,824.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,049,828.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,372,102.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$440,051,731	$418,896,083	$688,291,973	$121,627	$--	$--	$170,655,841	0.3%
Fidelity Securities Lending Cash Central Fund 0.07%	--	66,421,639	66,421,639	3,890	--	--	--	0.0%
Total	$440,051,731	$485,317,722	$754,713,612	$125,517	$--	$--	$170,655,841

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$38,642,882	$--	$38,642,882	$--
U.S. Government Agency - Mortgage Securities	1,906,820,149	--	1,906,820,149	--
Collateralized Mortgage Obligations	274,011,775	--	274,011,775	--
Commercial Mortgage Securities	4,349,561	--	4,349,561	--
Money Market Funds	170,655,841	170,655,841	--	--
Total Investments in Securities:	$2,394,480,208	$170,655,841	$2,223,824,367	$--
Derivative Instruments:
Assets
Futures Contracts	$279,001	$279,001	$--	$--
Total Assets	$279,001	$279,001	$--	$--
Liabilities
Futures Contracts	$(1,012,805)	$(1,012,805)	$--	$--
Swaps	(1,659,581)	--	(1,659,581)	--
Total Liabilities	$(2,672,386)	$(1,012,805)	$(1,659,581)	$--
Total Derivative Instruments:	$(2,393,385)	$(733,804)	$(1,659,581)	$--
Other Financial Instruments:
TBA Sale Commitments	$(199,596,365)	$--	$(199,596,365)	$--
Total Other Financial Instruments:	$(199,596,365)	$--	$(199,596,365)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$279,001	$(1,012,805)
Swaps(b)	0	(1,659,581)
Total Interest Rate Risk	279,001	(2,672,386)
Total Value of Derivatives	$279,001	$(2,672,386)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,251,958,479)	$2,223,824,367
Fidelity Central Funds (cost $170,655,688)	170,655,841
Total Investment in Securities (cost $2,422,614,167)		$2,394,480,208
Receivable for investments sold
Regular delivery		7,094,389
Delayed delivery		22,513,277
Receivable for TBA sale commitments		198,993,531
Interest receivable		3,524,076
Distributions receivable from Fidelity Central Funds		11,121
Receivable for daily variation margin on centrally cleared OTC swaps		692,365
Other receivables		653,436
Total assets		2,627,962,403
Liabilities
Payable to custodian bank	$1,960,365
Payable for investments purchased
Regular delivery	39,838,383
Delayed delivery	609,659,803
TBA sale commitments, at value	199,596,365
Payable for daily variation margin on futures contracts	1,272,639
Other payables and accrued expenses	2,700
Total liabilities		852,330,255
Net Assets		$1,775,632,148
Net Assets consist of:
Paid in capital		$1,819,108,000
Total accumulated earnings (loss)		(43,475,852)
Net Assets		$1,775,632,148
Net Asset Value, offering price and redemption price per share ($1,775,632,148 ÷ 16,718,964 shares)		$106.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$11,770,839
Income from Fidelity Central Funds (including $3,890 from security lending)		125,517
Total income		11,896,356
Expenses
Custodian fees and expenses	$4,865
Independent directors' fees and expenses	3,465
Total expenses before reductions	8,330
Expense reductions	(60)
Total expenses after reductions		8,270
Net investment income (loss)		11,888,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,412,714)
Futures contracts	5,968,474
Swaps	(740,956)
Total net realized gain (loss)		(10,185,196)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(55,864,516)
Futures contracts	(781,338)
Swaps	(2,420,091)
TBA sale commitments	42,951
Total change in net unrealized appreciation (depreciation)		(59,022,994)
Net gain (loss)		(69,208,190)
Net increase (decrease) in net assets resulting from operations		$(57,320,104)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,888,086	$24,100,284
Net realized gain (loss)	(10,185,196)	19,520,893
Change in net unrealized appreciation (depreciation)	(59,022,994)	(30,804,056)
Net increase (decrease) in net assets resulting from operations	(57,320,104)	12,817,121
Distributions to shareholders	(29,109,544)	(64,788,320)
Affiliated share transactions
Proceeds from sales of shares	26,000,000	393,159,999
Reinvestment of distributions	29,109,533	64,788,320
Cost of shares redeemed	(255,025,321)	(1,154,161,133)
Net increase (decrease) in net assets resulting from share transactions	(199,915,788)	(696,212,814)
Total increase (decrease) in net assets	(286,345,436)	(748,184,013)
Net Assets
Beginning of period	2,061,977,584	2,810,161,597
End of period	$1,775,632,148	$2,061,977,584
Other Information
Shares
Sold	235,053	3,527,753
Issued in reinvestment of distributions	267,042	581,407
Redeemed	(2,342,750)	(10,362,988)
Net increase (decrease)	(1,840,655)	(6,253,828)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mortgage Backed Securities Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$111.10	$113.25	$109.89	$105.37	$108.77	$110.75
Income from Investment Operations
Net investment income (loss)A,B	.660	1.170	2.375	3.265	2.865	2.586
Net realized and unrealized gain (loss)	(3.968)	(.541)	3.423	4.515	(3.468)	(1.473)
Total from investment operations	(3.308)	.629	5.798	7.780	(.603)	1.113
Distributions from net investment income	(.755)	(1.028)C	(2.202)C	(3.207)C	(2.797)	(2.905)
Distributions from net realized gain	(.837)	(1.751)C	(.236)C	(.053)C	–	(.188)
Total distributions	(1.592)	(2.779)	(2.438)	(3.260)	(2.797)	(3.093)
Net asset value, end of period	$106.20	$111.10	$113.25	$109.89	$105.37	$108.77
Total ReturnD,E	(3.01)%	.57%	5.34%	7.52%	(.55)%	1.05%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	- %H,I	.01%	.01%	- %I	- %I	- %I
Expenses net of fee waivers, if any	- %H,I	.01%	.01%	- %I	- %I	- %I
Expenses net of all reductions	- %H,I	.01%	.01%	- %I	- %I	- %I
Net investment income (loss)	1.22%H	1.05%	2.11%	3.06%	2.70%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,775,632	$2,061,978	$2,810,162	$5,803,044	$8,001,435	$6,705,261
Portfolio turnover rateJ	675%H	649%	858%K	525%K	262%	292%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,858,027
Gross unrealized depreciation	(40,730,124)
Net unrealized appreciation (depreciation)	$(28,872,097)
Tax cost	$2,422,618,500

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$5,968,474	$781,338
Swaps	(740,956)	(2,420,091)
Totals	$5,227,518	$(1,638,753)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mortgage Backed Securities Central Fund	4,354,545,105	4,575,889,526

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mortgage Backed Securities Central Fund	$413	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $60.

9. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about May 27, 2022.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Mortgage Backed Securities Central Fund	.0009%
Actual		$1,000.00	$969.90	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MBSCEN-SANN-0422
1.833865.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022